Purchased services and sport rights expenses - Summary of purchased services after reclassifications (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Purchased services and sport rights expenses.
Production costs	€ 40,115	€ 32,049	€ 27,665
Ads costs and operational fees	24,120	27,694	19,426
Consultancy fees	22,352	24,148	23,650
Data journalist and freelancer fees	8,854	6,251	5,505
Variable service fees	2,808	13,682	3,207
Cost of materials and goods	2,042	2,694	2,987
Sales agents	5,912	4,445	6,496
Total	175,582	151,705	129,185
Non-capitalized sport rights licenses	€ 69,379	€ 40,742	€ 40,249